Long-term debt, net - Narrative (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2018 USD ($) redetermination	Dec. 08, 2017 USD ($)	Apr. 27, 2017 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 08, 2021	Dec. 08, 2020	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 29, 2018 USD ($)	Oct. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Available interim unscheduled redeterminations | redetermination	1
Consecutive semiannual redeterminations | redetermination	2
Amortization of debt discount and issuance costs					$ 400,000	$ 100,000	$ 1,319,000	$ 130,000			$ 274,000	$ 113,000	$ 98,000
Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Weighted-average interest rate (as a percent)					4.90%		4.90%
Credit facility - maximum borrowing capacity	$ 500,000,000
Credit facility - borrowing base	$ 150,000,000													$ 210,000,000
Credit facility - outstanding borrowings					$ 145,000,000		$ 145,000,000
Credit Agreement | Rosehill Operating | Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility - maximum borrowing capacity			$ 250,000,000
Working capital ratio, minimum					1.0		1.0				1.0
Leverage ratio maximum					4.0		4.0				4.00
Credit facility - current borrowing capacity															$ 75,000,000
Credit facility - expiration date			Apr. 27, 2022
Minimum | Base Rate | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	1.00%										1.00%
Minimum | London Interbank Offered Rate (LIBOR) | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	2.00%										2.00%
Maximum | Base Rate | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	2.00%										2.00%
Maximum | London Interbank Offered Rate (LIBOR) | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	3.00%										3.00%
Forecast
Line of Credit Facility [Line Items]
Available interim unscheduled redeterminations | redetermination	1
Consecutive semiannual redeterminations | redetermination	2
Forecast | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility - maximum borrowing capacity	$ 500,000,000
Credit facility - outstanding borrowings	$ 150,000,000
Forecast | Minimum | Base Rate | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	1.00%
Forecast | Minimum | London Interbank Offered Rate (LIBOR) | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Forecast | Maximum | Base Rate | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Forecast | Maximum | London Interbank Offered Rate (LIBOR) | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	3.00%
Second Lien Notes | Senior Notes | Rosehill Operating
Line of Credit Facility [Line Items]
Leverage ratio maximum		4.00
Face amount of debt instrument		$ 100,000,000
Stated interest rate of debt instrument (as a percent)		10.00%
Redemption price (as a percent)		101.00%
Second Lien Notes | Senior Notes | Forecast | Rosehill Operating
Line of Credit Facility [Line Items]
Redemption price (as a percent)									101.50%	103.00%
Series B Preferred Stock | Credit Agreement | Rosehill Operating
Line of Credit Facility [Line Items]
Working capital ratio, minimum					2.5		2.5
Leverage ratio maximum					4.0		4.0
Tema | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility - maximum borrowing capacity				$ 75,000,000
Credit facility - outstanding borrowings			$ 55,000,000
Credit facility - current borrowing capacity				$ 60,000,000
Tema | London Interbank Offered Rate (LIBOR) | Credit Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)				1.00%